Revenues (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Income from ongoing operations	$ 722,738	$ 384,543
B2B [Member]
Income from ongoing operations	383,179	151,634
Licensing Revenue [Member]
Income from ongoing operations	334,974	232,909
Other Revenue [Member]
Income from ongoing operations	$ 4,585	$ 0